Equity Method Investments - Share of Post-tax (Losses) in Equity Method Investments Reported in Consolidated Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Total share of post-tax losses in equity method investments	$ (599)	$ (233)
Refinitiv [member]
Disclosure of associates [line items]
Total share of post-tax losses in equity method investments	(609)	(240)
Other equity method investments [member]
Disclosure of associates [line items]
Total share of post-tax losses in equity method investments	$ 10	$ 7